Schedule of Investments
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–90.31%
Australia–4.24%
Brambles Ltd.	1,649,923	$14,772,517
Computershare Ltd.	487,968	5,277,080
CSL Ltd.	75,544	11,796,022
		31,845,619
China–22.67%
Angel Yeast Co., Ltd., Class A	1,917,266	8,475,649
China Mengniu Dairy Co. Ltd.(a)	6,426,000	26,070,007
China Mobile Ltd.	965,000	8,214,233
Henan Shuanghui Investment & Development Co., Ltd., Class A	3,278,084	11,390,509
Industrial & Commercial Bank of China Ltd., Class H	10,736,000	7,226,553
Kweichow Moutai Co., Ltd., Class A	47,627	6,694,502
Lee & Man Paper Manufacturing Ltd.	5,751,000	3,508,159
Minth Group Ltd.	1,286,000	3,609,234
New Oriental Education & Technology Group, Inc., ADR(a)	81,594	8,511,070
Qingdao Port International Co., Ltd., Class H, REGS(b)	5,466,000	3,900,631
Sunny Optical Technology Group Co., Ltd.	1,799,000	21,006,239
Weibo Corp., ADR(a)	211,783	8,295,540
Wuliangye Yibin Co., Ltd., Class A	1,474,660	25,712,778
Yum China Holdings, Inc.	605,992	27,572,636
		170,187,740
Hong Kong–12.62%
CK Asset Holdings Ltd.	4,200,160	31,595,316
CK Hutchison Holdings Ltd.	1,409,160	13,183,498
Hongkong Land Holdings Ltd.	3,607,400	22,021,474
Swire Properties Ltd.(a)	7,718,200	27,952,370
		94,752,658
Indonesia–12.80%
PT Bank Central Asia Tbk	15,232,500	33,501,919
PT Bank Mandiri (Persero) Tbk	41,342,500	23,407,016
PT Pakuwon Jati Tbk	247,849,900	12,953,282
PT Telekomunikasi Indonesia (Persero) Tbk	85,773,000	26,226,518
		96,088,735
Macau–2.40%
Galaxy Entertainment Group Ltd.	2,629,000	18,011,455
Malaysia–4.87%
Bursa Malaysia Bhd.	11,000,450	17,943,018
Public Bank Bhd.	3,508,600	18,602,643
		36,545,661
Shares		Value
Philippines–4.85%
BDO Unibank, Inc.	4,366,990	$12,591,267
Metro Pacific Investments Corp.	68,544,300	6,451,964
SM Investments Corp.	537,066	10,542,117
SM Prime Holdings, Inc.	9,593,000	6,871,275
		36,456,623
Singapore–7.14%
Keppel REIT	26,543,700	23,939,941
United Overseas Bank Ltd.	1,549,300	29,703,832
		53,643,773
South Korea–3.92%
NAVER Corp.	53,315	6,205,517
Samsung Electronics Co., Ltd.	608,392	23,212,162
		29,417,679
Taiwan–3.10%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,818,464	23,301,574
Thailand–3.21%
Kasikornbank PCL, Foreign Shares	3,275,100	18,390,714
Thai Stanley Electric PCL, Foreign Shares	818,700	5,750,612
		24,141,326
United Kingdom–2.45%
Amcor PLC, CDI	1,729,335	18,365,867
United States–4.52%
Broadcom, Inc.	116,938	33,910,851
Vietnam–1.52%
Vietnam Dairy Products JSC	2,152,032	11,404,696
Total Common Stocks & Other Equity Interests (Cost $481,103,962)		678,074,257
Money Market Funds–9.70%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)	25,881,536	25,881,536
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)	17,334,553	17,341,487
Invesco Treasury Portfolio, Institutional Class, 2.15%(c)	29,578,899	29,578,899
Total Money Market Funds (Cost $72,796,406)		72,801,922
TOTAL INVESTMENTS IN SECURITIES—100.01% (Cost $553,900,368)		750,876,179
OTHER ASSETS LESS LIABILITIES–(0.01)%		(97,016)
NET ASSETS–100.00%		$750,779,163

See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Growth Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2019 represented less than 1% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$31,845,619	$—	$31,845,619
China	44,379,246	125,808,494	—	170,187,740
Hong Kong	—	94,752,658	—	94,752,658
Indonesia	—	96,088,735	—	96,088,735
Macau	—	18,011,455	—	18,011,455
Malaysia	—	36,545,661	—	36,545,661
Philippines	—	36,456,623	—	36,456,623
Singapore	—	53,643,773	—	53,643,773
South Korea	—	29,417,679	—	29,417,679
Taiwan	—	23,301,574	—	23,301,574
Thailand	5,750,612	18,390,714	—	24,141,326
United Kingdom	18,365,867	—	—	18,365,867
United States	33,910,851	—	—	33,910,851
Vietnam	—	11,404,696	—	11,404,696
Money Market Funds	72,801,922	—	—	72,801,922
Total Investments	$175,208,498	$575,667,681	$—	$750,876,179
Invesco Asia Pacific Growth Fund